Hunton & Williams LLP 1900 K Street, N.W. Washington, D.C. 20006-1109 Tel202 • 955 • 1500 Fax 202 • 778 • 2201
Jack A. Molenkamp Direct Dial: 202-955-1959 EMAIL: jmolenkamp@hunton.com File No: 66469.000102
July 12, 2006

U.S. Securities and Exchange Commission
Washington, DC 20549
ATTN: Sara D. Kalin, Branch Chief- Legal
          Lares Asset Securitization, Inc.
          Registration Statement No. 333-135084

Ladies and Gentlemen:

     We enclose for filing Amendment No. 1 to the captioned registration statement. The only change is to increase the amount of securities registered. In response to your comment letter dated July 7, 2006, we advise you as follows:

REGISTRATION STATEMENT ON FORM S-3

General

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instructions I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

The depositor hereby confirms that it and any issuing entities formed by it or its affiliates with respect to mortgage loans have been current and timely with respect to their Exchange Act reporting over the last twelve months. Neither the Registrant nor any affiliate thereof has had any obligation to file any reports under the Exchange Act during the last twelve months with respect to any asset-backed securities involving the same asset class, and consequently, have no CIK codes for any affiliate.

2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

The Registrant hereby confirms that all material terms to be included in the finalized agreements will be disclosed in the final rule 424(b) prospectus, or that finalized agreements will be finalized simultaneously with or prior to the final prospectus.

U.S. Securities and Exchange Commission
July 12, 2006

3. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

The Registrant hereby confirms that it will file unqualified legal and tax opinions at the time of each takedown.

4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

The Registrant hereby confirms that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

PROSPECTUS SUPPLEMENTS

Description of the Mortgage Pool, page S-49

5. We note that you have included bracketed information indicating that identified characteristics will be based on the actual mortgage loans. Please confirm that you swill include tables providing all of the applicable information required by Item 1111 of Regulation AB.

The Registrant hereby confirms that it will include tables providing all of the applicable information required by Item 1111 of Regulation AB.

6. We note that your delinquency table indicates that you will provide delinquency information only with respect to loans that are up to 60 days delinquent. Please revise to provide delinquency information in 30 or 31 day increments through the point that the assets are charged off. Refer to Item 1100(b)(1) of Regulation AB.

The Registrant included delinquency information only through 60 days because it does not intend to include mortgage loans that are more than 60 days delinquent as of the cut-off date in any securitization.

U.S. Securities and Exchange Commission
July 12, 2006

     Assuming that Amendment No. 1 and the Registrant’s responses to the SEC comment letter are acceptable, the Registrant would propose that it be permitted to file an acceleration request with the SEC as soon as appropriate. Please let me know if there are any further questions or comments. Thank you.

Sincerely,

Jack A. Molenkamp

cc:	Megan Mahoney
Joseph Buonanno